Accounts receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 642	€ 547	€ 644
Less than 1 Month
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	269	257	247
1 to 3 Months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	171	172	143
3 to 6 Months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	61	36	113
6 to 12 Months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	36	21	48
Greater than 12 Months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 105	€ 61	€ 93